Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of Other Assets
	March 31, 2020	December 31, 2019
Investment in ESA	$1,138,631	$1,138,631
Investment in TV Azteca	5,000,000	3,500,000
	$6,138,631	$4,638,631

	December 31,
	2019	2018

Investment in ESA	$1,138,631	$500,000
Investment in TV Azteca	3,500,000	-
	$4,638,631	$500,000